SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   FEBRUARY 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

              			    Approx Asset
Date	         Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


2-1   CEE       7600     13.8125    17.13         Bear Stearns
2-2	" "        200     13.7188    16.98         Paine Webber
2-3	" "       7700     13.8198    16.87             " "
2-4	" "       4000     13.7031    16.86             " "
2-5	" "       5700     13.5329    16.72             " "
2-8	" "       5800     13.4957    16.43             " "
2-10	" "       5700     12.9836    16.23         Bear Stearns
2-11	" "       5500     12.9375    16.37         Paine Webber
2-12	" "      12500     13.0625    16.37             " "
2-16	" "       4500     13.1083    16.34         Bear Stearns
2-17	" "       3700     13.0693    16.12             " "
2-18  " "       4000     12.9375    15.98             " "
2-19	" "       1600     12.9375    15.59             " "
2-22	" "      28400     12.7425    15.46         Paine Webber
2-23	" "       1500     12.5208    15.37             " "
2-24	" "       3400     12.625     15.53             " "
2-25	" "       3000     12.4479    15.26             " "
2-26	" "       3200     12.0625    15.02             " "

The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          3/10/99